Acquisitions - Reconciliation of Fair Value of Acquired Assets and Assumed liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2013 Paulin	Dec. 31, 2012 Ook [Member]	Dec. 31, 2012 TagWorks	Dec. 31, 2012 Servalite [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Account receivable	$ 68,573	$ 17,259	$ 2,186	$ 735	$ 2,633
Inventory	79,297	55,051	2,082	1,086	5,485
Other current assets	11,497	2,656		217	86
Deferred income taxes	133,249	5,471	854	24	1,341
Property and equipment	53,607	14,937		17,403	49
Goodwill	432,245	12,974	3,765	14,996	4,537
Intangibles	366,400	18,814	7,690	34,840	9,100
Total assets acquired	1,016,530	121,691	16,577	69,301	23,231
Less: Liabilities assumed		12,804	1,766	4,622	1,714
Net assets acquired	$ 727,236	$ 103,416	$ 14,811	$ 64,679	$ 21,517